JNL/PPM AMERICA HIGH YIELD BOND FUND
JNL/PPM America High Yield Bond Fund Class A and B
Investment Objective.
The investment objective of the Fund is to maximize current income.
As a secondary objective, the Fund seeks capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees JNL/PPM AMERICA HIGH YIELD BOND FUND (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/PPM AMERICA HIGH YIELD BOND FUND		Class A	Class B
Management Fee		0.43%	0.43%
Distribution and/or Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.11%	0.11%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%
Total Annual Fund Operating Expenses		0.76%	0.56%
[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/PPM AMERICA HIGH YIELD BOND FUND (USD $)	1 year	3 years	5 years	10 years
Class A	78	243	422	942
Class B	57	179	313	701

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2014 – 12/31/2014	64%

Period	Class B
1/1/2014 – 12/31/2014	64%

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.   The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit). Further, while not a principal investment strategy, the Fund may engage in derivatives transactions as further described in the statutory Prospectus under “Additional Information About Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).”  The Fund’s investment in derivatives instruments that have economic characteristics similar to the fixed income instruments mentioned above may be used for purpose of satisfying the 80% investment minimum requirement.

The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

The Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the prices of bonds and other fixed income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed income security will fail to make timely payments of principal or interest and the security will go into default.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
  Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions.  This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.
  High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.
  Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.
  Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
  Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance.
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund .  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A

Best Quarter (ended 6/30/2009): 18.82%; Worst Quarter (ended 12/31/2008): -19.99%
Class B

Best Quarter (ended 6/30/2009): 19.08%; Worst Quarter (ended 12/31/2008): -19.86%
Average Annual Total Returns as of December 31, 2014
Average Annual Total Returns JNL/PPM AMERICA HIGH YIELD BOND FUND	1 year	5 year	10 year
Class A	0.13%	8.89%	5.60%
Class A Bank of America Merrill Lynch High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)	2.51%	8.85%	7.62%
Class B	0.44%	9.13%	5.82%
Class B Bank of America Merrill Lynch High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)	2.51%	8.85%	7.62%